VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Jan. 31, 2018 USD ($) vessel	Oct. 31, 2017 vessel	Mar. 31, 2017 vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Property, Plant and Equipment [Line Items]
Impairment loss on vessels						$ 0	$ 1,080	$ 1,066
Number of vessels acquired | vessel								16
Depreciation						$ 93,000	$ 92,100	$ 78,100
Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel		1
Newcastlemax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel						3	3
Capesize Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel						35	35
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel			2					2
Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel						27	27
Proceeds from sale of vessels	$ 14,700
Impairment loss on vessels	$ 1,100
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Additions		$ 43,400
Number of vessels acquired | vessel				2				2
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel						2	2
Proceeds from sale of vessels					$ 135,100
Impairment loss on vessels								$ 1,100
Ballast Water Treatment System [Member]
Property, Plant and Equipment [Line Items]
Additions						$ 4,700
Scrubbers [Member]
Property, Plant and Equipment [Line Items]
Additions						$ 22,500